Earnings Per Share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per common share - basic
Net income	$ 186,777	$ 142,844	$ 105,382
Preferred stock dividends	(7,977)	0	0
Dividends and undistributed earnings allocated to unvested restricted shares	(1,872)	(1,680)	(1,651)
Net income allocated to common shareholders - basic	$ 176,928	$ 141,164	$ 103,731
Weighted average common shares outstanding	40,948	38,214	31,307
Earnings per common share - basic (in usd per share)	$ 4.32	$ 3.69	$ 3.31
Earnings per common share - diluted
Net income allocated to common shareholders - basic	$ 176,928	$ 141,164	$ 103,731
Dividends and undistributed earnings allocated to unvested restricted shares	(37)	(48)	(34)
Earnings Allocated to Common Shareholders	$ 176,891	$ 141,116	$ 103,697
Weighted average common shares outstanding	40,948	38,214	31,307
Dilutive potential common shares	158	96	126
Weighted average common shares outstanding - diluted	41,106	38,310	31,433
Earnings per common share - diluted (in usd per share)	$ 4.30	$ 3.68	$ 3.30